Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events	Subsequent events
The Company has evaluated subsequent events from the Balance Sheet date through to the date at which the financial statements were available to be issued.

On July 22, 2025, the Company's Board of Directors authorized a further additional share repurchase program under which the Company could repurchase up to $500.0 million of the outstanding ordinary shares of the Company by way of redemption. As of July 24, 2025, the Company has remaining authorization to repurchase up to $1.0 billion of ordinary shares under the repurchase program

All ordinary shares redeemed under the repurchase program are canceled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenominated capital fund as required under Irish Company law. Repurchases under the repurchase program may be effected from time to time in open market or privately negotiated transactions in accordance with agreed terms and limitations. The timing and amount of the repurchase transactions under this program will depend on a variety of factors, including market conditions and corporate and regulatory considerations. Depending upon results of operations, market conditions and the development of the economy, as well as other factors, generally we will consider share repurchases on an opportunistic basis from time to time.

The Company has determined that there are no items to disclose.